Other Accrued Liabilities - 10K (Details) - USD ($) $ in Thousands	Apr. 19, 2023	Jan. 07, 2024	Dec. 28, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Payables and Accruals [Abstract]
Accrued payroll				$ 2,241	$ 1,873
Warrant liability				1,925	0
Taxes Payable, Current				1,072	933
Accrued interest				924	636
Landlord advances on construction buildout				912	3,407
Accrued insurance				864	354
Accrued other				387	316
Accrued professional fees				288	0
Other Accrued Liabilities, Current		$ 9,182		$ 8,613	$ 7,519
Warrants outstanding (in shares)		28,797,500	354,436	483,649	131,006	186,797	186,797
Warrants exercised (in shares)	111,619
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	$ 1,925